CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 5 - CASH AND CASH EQUIVALENTS

	December 31,
	2019	2018
	U.S. dollars in thousands
Cash in bank	15,185	5,499
Short-term bank deposits (1)	-	2,007
	15,185	7,506

(1)	The short-term bank deposit as of December 31, 2018 was in U.S. dollar and bear an annual interest rate of 2.17%.